Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Nov. 15, 2011 Predecessor	Dec. 31, 2010 Predecessor
CASH FLOWS FROM OPERATING ACTIVITES
Net income	$ 15,125	$ 6,787	$ 35,704	$ 22,334
Adjustments to reconcile net income to net cash provided by operating activities
Depletion and depreciation	5,876	46,928	37,206	55,828
Impairment of oil and natural gas properties		3,544	16,765	11,712
Unrealized loss (gain) on derivative instruments, net	(8,272)	14,787	(13,115)	24,212
Accretion expense	191	1,575	1,290	1,366
Amortization of equity awards	31	313
Amortization of deferred financing costs and other	50	387	59	138
(Gain) loss on settlement of asset retirement obligations		(31)	496	(209)
Purchase of derivative contracts		(59)
Changes in operating assets and liabilities
Change in oil and natural gas sales	(11,801)	4,552	5,159	(2,055)
Change in trade and other	(1,123)	1,122	(3,448)	487
Change in prepaid expenses	(578)	(170)	357	4,493
Change in trade accounts payable	2,707	(2,707)	4,292	1,030
Change in amounts due from affiliates	536	1,441	1,114	653
Change in accrued liabilities	2,746	(1,331)	(1,771)	1,280
Change in deferred tax liability	35	85	(81)
Net cash provided by operating activities	5,523	77,223	84,027	121,269
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of oil and natural gas properties	(14)	(10,020)	(392)	(105,209)
Development of oil and natural gas properties	(741)	(30,397)	(47,410)	(33,069)
Disposition of oil and natural gas properties			2,956	12,553
Expenditures for other property and equipment		(16)	(45)	(121)
Net cash used in investing activities	(755)	(40,433)	(44,891)	(125,846)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from IPO	188,451
Contribution by general partner	426
Transaction costs	(4,716)
Contribution to Fund I	(3,350)	(5,174)
Deferred financing costs	(1,415)	(562)		(349)
Borrowings under revolving credit facility	155,800	77,200		8,620
Principal payments on revolving credit facility	(27,251)	(55,000)		(5,519)
Borrowings under term loan		50,000
Capital contributions			5,353	128,967
Distribution to Fund I		(64,038)
Distributions	(311,200)	(37,262)	(43,353)	(120,896)
Capital contributions returned				(9,318)
Net cash provided by (used in) financing activities	(3,255)	(34,836)	(38,000)	1,505
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,513	1,954	1,136	(3,072)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE PERIOD		1,513	12,455	15,527
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,513	3,467	13,591	12,455
Supplemental disclosure of cash flow information
Cash paid for taxes during the period		86	603	25
Cash paid for interest during the period	31	6,547	4	928
Property and equipment:
Accrued capital costs	(1,421)	940	5,791	2,938
Asset retirement obligations	$ (353)	$ (364)	$ (241)	$ 3,736